Note 8 - Leases (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Notes Tables
Lessee, Operating Lease, Liability, Maturity [Table Text Block]

Future minimum payments under non-cancellable leases as of September 30, 2019 are as follows (in thousands):

Period ending December 31	Future Commitments
2019 (remaining 3 months)	$116
2020	227
2021	232
2022	236
2023	80
Total future minimum lease payments	891
Less: imputed interest	(148)
Total	$743

Future
Year ending December 31	Commitments

2019	$239
Total	$239